Variable Interest Entities (Narratives) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Variable Interest Entity [Line Items]
Total liabilities	$ 254,349,092	$ 233,752,749
Unconsolidated VIEs
Variable Interest Entity [Line Items]
Total liabilities	0
Other invested assets | Unconsolidated VIEs
Variable Interest Entity [Line Items]
Maximum exposure to loss on these investments	$ 80,000	$ 0